Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	AGF INVESTMENTS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001479599
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jan. 27, 2023
Prospectus Date	rr_ProspectusDate	Nov. 01, 2022
AGF U.S. Market Neutral Anti-Beta Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AGF U.S. Market Neutral Anti-Beta Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a consistent negative beta exposure to the U.S. equity market.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy, hold, and sell shares in the Fund. You may also pay transaction costs, such as brokerage commissions and other fees to financial intermediaries, on the purchase and sale of Fund shares, which are not reflected in the table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended June 30, 2022, the Fund’s portfolio turnover rate was 321% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	321.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The above example reflects a contractual fee waiver/expense reimbursement arrangement for the current duration of the arrangement, which is three years. Therefore, only the first three years of the expenses for the 5 year and 10 year periods reflect the contractual fee waiver/expense reimbursement arrangement.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to achieve its investment objective, the Fund will invest primarily in long positions in low beta U.S. equities and short positions in high beta U.S. equities on a dollar neutral basis, within sectors. The Fund will construct a dollar neutral portfolio of long and short positions of U.S. equities by investing primarily in the constituent securities of the Dow Jones U.S. Thematic Market Neutral Low Beta Index (the “Index”) in approximately the same weight as they appear in the Index, subject to certain rules-based adjustments described below. The performance of the Fund will depend on the difference in the rates of return between its long positions and short positions. For example, if the Fund’s long positions have increased more than its short positions, the Fund would generate a positive return, but if the long positions increased less than the short positions, the Fund would generate a negative return. Conversely, if the Fund’s short positions have increased more than its long positions, the Fund would generate a negative return; but if the short positions increased less than the long positions, the Fund would generate a positive return. The Fund is an actively-managed exchange-traded fund (“ETF”).

The universe for the Index is comprised of the top 1,000 eligible securities by market capitalization, including real estate investment trusts (“REITs”) (the “universe”). Eligible securities are those that are in the top 1,000 securities by market capitalization in the Dow Jones U.S. Index, which satisfy certain minimum average daily trading volumes, as determined by the Index provider. The securities in the universe are categorized as belonging to one of 11 sectors as defined by the Global Industry Classification Standard (GICS). The Index maintains sector neutrality by determining a defined number of constituent issuers from each sector based on the proportion that each sector makes up in the composition of the universe. The Index identifies approximately the 20% of securities with the lowest betas within each sector as equal-weighted long positions and approximately the 20% of securities with the highest betas within each sector as equal-weighted short positions.

Beta measures the relative volatility of the value of a security compared with that of a market index. The Fund’s beta is calculated using the historical returns of the S&P 500 Index (the “market index” for the Fund). A stock’s beta is based on its sensitivity to weekly market movements over the last 52 weeks as measured by its price movements relative to those of the market index. High beta stocks are those stocks that have a higher combination of correlation and volatility relative to the market index, and low beta stocks are those stocks that have a lower combination of correlation and volatility relative to the market index.

In addition, the Fund at times may elect to invest in a representative sample of the long and short positions in the Index or in other constituents in the universe.

The Index and Fund will be reconstituted on a quarterly basis. At such time, the Index will be reset to dollar neutrality (i.e., equal dollar amounts of both long and short positions). Although the Fund is actively managed and is not required to track or replicate the Index, the Fund generally expects to reconstitute in tandem with the Index except in the following instances:

●	If the quarterly reconstitution creates exposure to such factors which may impact the Fund’s risk or leverage profile, including but not limited to, momentum and/or leverage. At each quarterly reconstitution, to eliminate undesired risk exposures, the Fund will apply a rules-based methodology to neutralize its exposure to certain risk factors. More specifically, if the Fund’s exposure to factors such as momentum falls outside a pre-defined range, the Fund intends to adjust the way in which beta is calculated for each security in the universe, which in these instances may differ from the Index. This portfolio construction process may result in the Fund holding securities that are in the universe but not in the Index.

●	To remain in compliance with applicable regulatory requirements. For example, if the Fund’s value at risk (VAR) exceeds regulatory limits, the Fund will reduce its gross leverage to comply with applicable regulatory requirements.

The Fund, under normal circumstances, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in long and short equity securities of U.S. issuers, which may include long and short exposure to such issuers through derivatives. The Fund may use derivatives, including swap agreements and futures contracts, consistent with its investment objective and may also invest in money market instruments, including but not limited to, money market funds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund, under normal circumstances, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in long and short equity securities of U.S. issuers, which may include long and short exposure to such issuers through derivatives.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an ETF, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund is not a complete investment program and is designed for inclusion in a diversified investment portfolio. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of its long and short positions, and it is possible for the Fund to experience a loss from both its long and short positions.

Single Factor Risk: The Fund invests in securities based on a single investment factor and is designed to be used as part of broader asset allocation strategies. An investment in the Fund is not a complete investment program. There is no guarantee that a stock that exhibited characteristics of a single factor in the past will exhibit that characteristic in the future.

Anti-Beta Risk: There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe. Volatile stocks are subject to sharp swings in price.

Market Neutral Style Risk: During a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the securities with the highest betas within each sector) outperforms the long portfolio (made up of the securities with the lowest betas within each sector), the performance of the Fund would be negatively affected. Short sales also may be subject to operational and legal risk. In addition, when the Fund is selling a stock short, it may maintain a segregated account of cash and/or liquid assets with its custodian to satisfy collateral requirements. As a result, the Fund may maintain high levels of cash or liquid assets and will not be fully invested.

ETF Risks

Authorized Participants Concentration Risk: Only a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units (as defined below) (an “Authorized Participant”) may purchase and redeem Shares directly from the Fund. The Fund has a limited number of Authorized Participants. To the extent Authorized Participants cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund, shares of the Fund may trade like closed-end fund shares at a significant discount to NAV and may face trading halts and/or delisting from the Exchange. Risk may be heightened for a fund that invests in securities or instruments that have lower trading volumes.

Flash Crash Risk: Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of one or more trading days.

Premium/Discount and Bid/Ask Risk: Fund shares may trade at prices that are above or below NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Although market makers will generally take advantage of differences between the NAV and the trading price of Fund shares through arbitrage opportunities, there is no guarantee that they will do so. Decisions by market makers or Authorized Participants to reduce their role or “step away” from market making or creation/redemption activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intraday bid/ask spreads for Fund shares. Large bid/ask spreads may adversely impact the performance of an investment in the Fund.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests, and can be subject to increased market risk. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction. Derivatives also may create risks involving the liquidity demands that derivatives can create to make payments to counterparties and may be subject to operational and legal risk.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Market Risk. The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable. War and occupation, terrorism and related geopolitical risks, natural disasters, and public health emergencies, including an epidemic or pandemic may lead to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. In addition, there is a risk that policy changes by the U.S. government, Federal Reserve and/or other government actors, such as changing interest rates, could cause increased volatility in financial markets. From time to time, markets may experience stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the NAV of the Fund’s shares. Although the precise and future impact of the COVID-19 pandemic remains unknown, it has introduced uncertainty and volatility in global markets and economies. This impact may be for a short-term or extend for a longer term, may exacerbate pre-existing risks to the Fund and may adversely affect the performance of the Fund.

Mid-Capitalization Securities Risk: The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Large-Capitalization Securities Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk: The Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than its NAV by a significant amount, i.e., use leverage. Use of leverage tends to magnify increases or decreases in the Fund’s returns and may lead to a more volatile share price. Leverage may magnify the Fund’s gains or losses.

Liquidity Risk: Liquidity risk exists when investments are difficult to purchase, sell or price accurately. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices. An illiquid investment is hard to value and may be sold at a price that is different from the price at which the Adviser valued the investment for purposes of the Fund’s NAV.

Cash Transactions Risk: The Fund may effect creations and redemptions partly or wholly for cash, rather than through in-kind distributions of securities. Accordingly, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and it may subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that primarily or wholly effects redemptions in-kind. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time the Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to Authorized Participants in the form of creation and redemption transaction fees. As a result of these factors, the spreads between the bid and the offered prices of the Fund’s shares may be wider than those of shares of ETFs that primarily or wholly transact in-kind.

Portfolio Turnover Risk: The Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (e.g., over 100% per year) may result in higher transaction costs to the Fund, including brokerage commissions, and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

REIT Risk: Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property values and revenues and increases in interest rates.

Portfolio Management Risk: The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results. In addition, the Fund may not achieve its investment objective, including during a period in which the Adviser takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. There is also the inherent risk in the portfolio manager’s ability to anticipate changing market conditions that can adversely affect the value of the Fund’s holdings.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	The Fund is an ETF, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns compare against the Dow Jones U.S. Thematic Market Neutral Low Beta Index and broad-based securities market indices. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.agf.com. The Fund changed its investment strategy effective February 14, 2022 (“Effective Date”) from a passive, index tracking strategy relative to the Index to a rules-based, active strategy. Performance shown below for periods prior to the Effective Date is based on the investment strategy utilized by the Fund during the time period.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns compare against the Dow Jones U.S. Thematic Market Neutral Low Beta Index and broad-based securities market indices.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.agf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the period shown in the bar chart above:

Best Quarter	(March 31, 2020)	15.57%

Worst Quarter	(December 31, 2020)	(19.03)%

The year-to-date return as of the calendar quarter ended September 30, 2022 is 14.91%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

AGF U.S. Market Neutral Anti-Beta Fund | Dow Jones U.S. Thematic Market Neutral Low Beta Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.62%)
5 Years	rr_AverageAnnualReturnYear05	(1.57%)
10 Years	rr_AverageAnnualReturnYear10	(1.36%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 12, 2011
AGF U.S. Market Neutral Anti-Beta Fund | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.71%
5 Years	rr_AverageAnnualReturnYear05	26.06%
10 Years	rr_AverageAnnualReturnYear10	16.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 12, 2011
AGF U.S. Market Neutral Anti-Beta Fund | Russell 1000 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.45%
5 Years	rr_AverageAnnualReturnYear05	18.43%
10 Years	rr_AverageAnnualReturnYear10	16.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 12, 2011
AGF U.S. Market Neutral Anti-Beta Fund | AGF U.S. Market Neutral Anti-Beta Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BTAL
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.61%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	1.09%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.06%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.54%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 157
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	956
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,257
Annual Return 2012	rr_AnnualReturn2012	(7.93%)
Annual Return 2013	rr_AnnualReturn2013	(11.47%)
Annual Return 2014	rr_AnnualReturn2014	4.37%
Annual Return 2015	rr_AnnualReturn2015	3.24%
Annual Return 2016	rr_AnnualReturn2016	(4.73%)
Annual Return 2017	rr_AnnualReturn2017	(2.79%)
Annual Return 2018	rr_AnnualReturn2018	15.05%
Annual Return 2019	rr_AnnualReturn2019	1.71%
Annual Return 2020	rr_AnnualReturn2020	(13.76%)
Annual Return 2021	rr_AnnualReturn2021	(7.33%)
Annual return 2021	rr_YearToDateReturnLabel	year-to-date return
Annual return 2021	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Annual return 2021	rr_BarChartYearToDateReturn	14.91%
Annual return 2021	rr_HighestQuarterlyReturnLabel	Best Quarter
Annual return 2021	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Annual return 2021	rr_BarChartHighestQuarterlyReturn	15.57%
Annual return 2021	rr_LowestQuarterlyReturnLabel	Worst Quarter
Annual return 2021	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020
Annual return 2021	rr_BarChartLowestQuarterlyReturn	(19.03%)
1 Year	rr_AverageAnnualReturnYear01	(7.33%)
5 Years	rr_AverageAnnualReturnYear05	(1.89%)
10 Years	rr_AverageAnnualReturnYear10	(2.70%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 12, 2011
AGF U.S. Market Neutral Anti-Beta Fund | AGF U.S. Market Neutral Anti-Beta Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.33%)
5 Years	rr_AverageAnnualReturnYear05	(1.95%)
10 Years	rr_AverageAnnualReturnYear10	(2.73%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 12, 2011
AGF U.S. Market Neutral Anti-Beta Fund | AGF U.S. Market Neutral Anti-Beta Fund | After Taxes on Distributions and Sale of Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.34%)
5 Years	rr_AverageAnnualReturnYear05	(1.42%)
10 Years	rr_AverageAnnualReturnYear10	(1.99%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 12, 2011
AGF Global Infrastructure ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AGF Global Infrastructure ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The below table describes the fees and expenses you may pay if you buy, hold shares in the Fund. You may also pay transaction costs, such as brokerage commissions and other fees to financial intermediaries, on the purchase and sale of Fund shares, which are not reflected in the table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended June 30, 2022, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The above example reflects a contractual fee waiver/expense reimbursement arrangement for the current duration of the arrangement, which is three years. Therefore, only the first three years of the expenses for the 5 year and 10 year periods reflect the contractual fee waiver/expense reimbursement arrangement.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of infrastructure-related companies located throughout the world, including the United States, and infrastructure-related investments.

A company is considered to be an infrastructure-related company if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication, utilities and other services required for the normal operation, function, growth or development of a community or economy. Infrastructure assets are physical structures and networks that provide these necessary services, including, for example, transportation assets (e.g., roads and bridges), energy assets (e.g., oil and gas pipelines), utility assets (e.g., electric, gas and water distribution facilities and networks), social assets (e.g., hospitals and schools) and communications assets (e.g., communication towers, satellites and communication networks). Infrastructure-related investments include equity securities of companies that finance any infrastructure assets or projects, which may include REITs.

The Fund generally invests in shares of companies located throughout the world, including in the United States. Under normal market conditions, the Fund will invest at least 40% of its net assets, unless market conditions are deemed unfavorable by the Adviser (and in all cases, at least 30% of its net assets), in companies that are economically tied to non-U.S. countries, including by being organized outside of the United States or conducting substantial business outside of the United States. The Fund will normally maintain investments in companies economically tied to a minimum of three countries, one of which may be the United States.

The Fund may invest in issuers located in emerging market countries. The Adviser defines emerging market countries to mean those countries that are included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and those countries that are included in the MSCI Frontier Market Index.

The Fund is an actively managed ETF that seeks to achieve its investment objective by using a quantitative, multi-factor model to evaluate securities of issuers in the infrastructure group of industries by evaluating and ranking equity securities based on factors that include but are not limited to growth, value, quality and risk. The Adviser also incorporates constraints/controls (in relation to country, industry, group, sector and individual security concentrations) that are designed to foster portfolio diversification, liquidity and risk mitigation.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund, under normal circumstances, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of infrastructure-related companies located throughout the world, including the United States, and infrastructure-related investments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an ETF, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency. The Fund is not a complete investment program and is designed for inclusion in a diversified investment portfolio. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Infrastructure Investment Risk: The Fund’s investments in infrastructure-related securities will expose the Fund to potential adverse economic, regulatory, political, legal and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies.

Foreign Securities Risk: Investments in foreign securities involve risks that differ from investments in securities of U.S. issuers because of unique political, economic and market conditions. Foreign markets, especially those in less developed economies, are generally more illiquid than U.S. markets, meaning that it could be harder for the Fund to dispose of a particular security than if it were traded on a U.S. exchange. Foreign securities markets may also have greater volatility, less stringent investor protection and disclosure standards, high transaction costs, limited legal recourse, and unreliable or untimely financial information. The value of foreign securities may also be adversely affected by changes in currency exchange rates.

Foreign Currency Risk: Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. A stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Depositary Receipts Risk: Depositary receipts subject the Fund generally to the same risks as if it were investing in the underlying foreign securities directly, including political and economic risks that differ from investing in securities of U.S. issuers. In addition, because the underlying securities may be trading on a non-U.S. market, the value of the underlying security may decline, sometimes rapidly, at a time when U.S. markets are closed and the Adviser may not be able to take appropriate actions to mitigate losses to the Fund.

Emerging Markets Risk: Investments in securities of issuers located in emerging market economies (including frontier market economies) are generally riskier than investments in securities of issuers from more developed economies. Emerging market economies generally have less developed and more volatile securities trading markets with untimely and unreliable information. Emerging market economies also generally have less developed legal, financial, auditing, and accounting systems, and a greater likelihood of nationalization or confiscation of assets and companies than do developed economies. The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities to bring actions against bad actors may be limited. These same risks exist and may be greater in frontier markets.

ETF Risks

Authorized Participants Concentration Risk: Only a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units (as defined below) (an “Authorized Participant”) may purchase and redeem Shares directly from the Fund. The Fund has a limited number of Authorized Participants. To the extent Authorized Participants cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund, shares of the Fund may trade like closed-end fund shares at a significant discount to NAV and may face trading halts and/or delisting from the Exchange. Risk may be heightened for a fund that invests in securities or instruments that have lower trading volumes.

Flash Crash Risk: Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of one or more trading days.

Premium/Discount and Bid/Ask Risk: Fund shares may trade at prices that are above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Although market makers will generally take advantage of differences between the NAV and the trading price of Fund shares through arbitrage opportunities, there is no guarantee that they will do so. Arbitrage opportunities may also exist with respect to securities traded on foreign markets, especially when a foreign market is closed during hours when the market on which the Fund’s shares are trading is still open. Decisions by market makers or Authorized Participants to reduce their role or “step away” from market making or creation/redemption activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intraday bid/ask spreads for Fund shares. Large bid/ask spreads may adversely impact the performance of an investment in the Fund.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

REIT Risk: Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property values and revenues and increases in interest rates.

Market Risk. The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable. War and occupation, terrorism and related geopolitical risks, natural disasters, and public health emergencies, including an epidemic or pandemic may lead to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. In addition, there is a risk that policy changes by the U.S. government, Federal Reserve and/or other government actors, such as changing interest rates, could cause increased volatility in financial markets. From time to time, markets may experience stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the NAV of the Fund’s shares. Although the precise and future impact of the COVID-19 pandemic remains unknown, it has introduced uncertainty and volatility in global markets and economies. This impact may be for a short-term or extend for a longer term, may exacerbate pre-existing risks to the Fund and may adversely affect the performance of the Fund.

Cash Transactions Risk: The Fund may effect creations and redemptions partly or wholly for cash, rather than through in-kind distributions of securities. Accordingly, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and it may subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that primarily or wholly effects redemptions in-kind. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time the Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to Authorized Participants in the form of creation and redemption transaction fees. As a result of these factors, the spreads between the bid and the offered prices of the Fund’s shares may be wider than those of shares of ETFs that primarily or wholly transact in-kind.

Portfolio Management Risk: The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results. In addition, the Fund may not achieve its investment objective, including during a period in which the Adviser takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. There is also the inherent risk in the portfolio manager’s ability to anticipate changing market conditions that can adversely affect the value of the Fund’s holdings.

Liquidation Risk: If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Fund shares at an inopportune time and shareholders may lose money and/or be taxed on their investment.

Liquidity Risk: Liquidity risk exists when investments are difficult to purchase, sell or price accurately. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices. An illiquid investment is hard to value and may be sold at a price that is different from the price at which the Adviser valued the investment for purposes of the Fund’s NAV. Investments in non-U.S. securities, particularly those of issuers located in emerging market countries, tend to have greater exposure to liquidity risk than investments in U.S. securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	The Fund is an ETF, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns compare against the Dow Jones Brookfield Global Infrastructure TR Index and broad-based securities market indices. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.agf.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns compare against the Dow Jones Brookfield Global Infrastructure TR Index and broad-based securities market indices.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.agf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the period shown in the bar chart above:

Best Quarter	(June 30, 2020)	9.57%

Worst Quarter	(September 30, 2020)	(0.52)%

The year-to-date return as of the calendar quarter ended September 30, 2022 is (16.15)%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

AGF Global Infrastructure ETF | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.71%
Since Inception	rr_AverageAnnualReturnSinceInception	23.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2019
AGF Global Infrastructure ETF | Russell 1000 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.45%
Since Inception	rr_AverageAnnualReturnSinceInception	23.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2019
AGF Global Infrastructure ETF | Dow Jones Brookfield Global Infrastructure TR Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.87%
Since Inception	rr_AverageAnnualReturnSinceInception	8.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2019
AGF Global Infrastructure ETF | AGF Global Infrastructure ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GLIF
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	5.29%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.74%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.29%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.45%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,447
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,619
Annual Return 2020	rr_AnnualReturn2020	(7.38%)
Annual Return 2021	rr_AnnualReturn2021	20.94%
Annual return 2021	rr_YearToDateReturnLabel	year-to-date return
Annual return 2021	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Annual return 2021	rr_BarChartYearToDateReturn	(16.15%)
Annual return 2021	rr_HighestQuarterlyReturnLabel	Best Quarter
Annual return 2021	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Annual return 2021	rr_BarChartHighestQuarterlyReturn	9.57%
Annual return 2021	rr_LowestQuarterlyReturnLabel	Worst Quarter
Annual return 2021	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2020
Annual return 2021	rr_BarChartLowestQuarterlyReturn	(0.52%)
1 Year	rr_AverageAnnualReturnYear01	20.94%
Since Inception	rr_AverageAnnualReturnSinceInception	7.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2019
AGF Global Infrastructure ETF | AGF Global Infrastructure ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.18%
Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2019
AGF Global Infrastructure ETF | AGF Global Infrastructure ETF | After Taxes on Distributions and Sale of Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.85%
Since Inception	rr_AverageAnnualReturnSinceInception	5.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2019

[1]	The Fund’s investment adviser, AGF Investments LLC (“Adviser”), has contractually agreed to waive the fees and reimburse expenses of the Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses) (“Operating Expenses”) of the Fund are limited to 0.45% of average net assets. In addition, the Adviser has contractually agreed to reduce its management fees to the extent of any acquired fund fees and expenses incurred by the Fund that are attributable to the management fee paid to the Adviser (or an affiliated person of the Adviser) by an underlying fund in which the Fund invests. This undertaking can only be changed with the approval of the Board. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed during the last 36 months, provided that repayment does not cause the Operating Expenses to exceed the lower of 0.45% of the Fund’s average net assets and the expense cap in place at the time of the Adviser’s waiver or reimbursement. This agreement will remain in effect until November 1, 2025, and shall renew automatically for one-year terms unless the Adviser provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
[2]	The Fund’s investment adviser, AGF Investments LLC (“Adviser”), has contractually agreed to waive the fees and reimburse expenses of the Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses) (“Operating Expenses”) of the Fund are limited to 0.45% of average net assets. In addition, the Adviser has contractually agreed to reduce its management fees to the extent of any acquired fund fees and expenses incurred by the Fund that are attributable to the management fee paid to the Adviser (or an affiliated person of the Adviser) by an underlying fund in which the Fund invests. These undertakings can only be changed with the approval of the Board. The Fund has agreed that it will repay the Adviser for fees and expenses waived or reimbursed for a period of 36 months following such waiver or reimbursement, provided that repayment does not cause the Operating Expenses to exceed the lower of 0.45% of the Fund’s average net assets and the expense cap in place at the time of the Adviser’s waiver or reimbursement. This agreement will remain in effect until November 1, 2025, and shall renew automatically for one-year terms unless the Adviser provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.